Share-based compensation - Grant and weighted-average fair value per option granted (Details) - $ / shares	Oct. 01, 2017	Jul. 03, 2017
Dividend yield	0.00%
Expected terms	10 years
Yixin [Member]
Fair value per share	$ 0.70	$ 0.53
Exercise price	$ 0.0014	$ 0.0014
Risk-free interest rate	2.46%	2.50%
Dividend yield	0.00%	0.00%
Weighted-average fair value per option granted	$ 0.70	$ 0.53
Expected volatility	56.00%	51.00%
Expected terms	10 years	10 years